Note 7 - Stockholders' Equity - Significant Assumption Used in Fair Value Calculation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average risk-free interest rates	1.43%	0.69%
Expected dividend yield	0.00%	0.00%
Expected life of option (in years) (Year)	7 years	7 years
Expected volatility	84.80%	38.16%